Staff numbers and costs, Average number of persons employed by group (Details) - Employee	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees [abstract]
Total	315	329	459
Research [Member]
Number and average number of employees [abstract]
Total	154	177	284
Development [Member]
Number and average number of employees [abstract]
Total	88	96	108
Corporate [Member]
Number and average number of employees [abstract]
Total	73	56	67